Commitments and Contingencies (Details)					1 Months Ended				12 Months Ended
	Aug. 30, 2019 CNY (¥)	Aug. 30, 2019 USD ($)	Aug. 10, 2019 CNY (¥)	Aug. 10, 2019 USD ($)	Jul. 31, 2020 CNY (¥)	May 31, 2018 CNY (¥)	May 31, 2018 USD ($)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 22, 2021 CNY (¥)	Nov. 22, 2021 USD ($)	Aug. 30, 2020 CNY (¥)	Aug. 30, 2020 USD ($)	Aug. 09, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Nov. 11, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2018 CNY (¥)	Jul. 31, 2017 USD ($)
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense										$ 299,562	$ 167,526	$ 139,507
Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Operating lease daily rent									¥ 1,238,784	179,400
Shangchi Automobile [Member]
Commitments and Contingencies [Line Items]
Short-term Lease Commitment, Amount										$ 144,800							¥ 1,000,000
Operating lease rent			¥ 1,000,000	$ 144,800
Lease term			1 year	1 year
Shenzhen E-Motors [Member]
Commitments and Contingencies [Line Items]
Short-term Lease Commitment, Amount													¥ 44,352	$ 6,400							$ 13,600	¥ 93,600	¥ 93,600	¥ 93,600		¥ 93,600	¥ 93,600
Lease term													1 year	1 year								1 year
Forasen Group's [Member]
Commitments and Contingencies [Line Items]
Guaranty Liabilities								¥ 57,070,000																				$ 8,700,000
Line of Credit Facility, Expiration Date					Jul. 08, 2023			Jul. 23, 2020
Building Pledged As Collateral For Loans					¥ 10,000,000													$ 1,500,000
Forasen Group's [Member] | Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damage sought						¥ 29,500,000	$ 4,500,000
Settlement awarded	¥ 90,000,000	$ 13,800,000
Payments by third party	34,860,000	$ 5,300,000
Remaining unpaid	¥ 55,140,000																								$ 8,500,000
Potential payment obligation															¥ 90,000,000	$ 13,800,000
Lishui Jiuanju Commercial Trade Co., Ltd. | Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Potential payment obligation																			¥ 70,000,000	$ 10,700,000